Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of warrant activity

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding on December 31, 2020	90,000	$2.50	3.90	$–
Granted	1,450,141	3.13	4.70	–
Exercised	–	–	–	–
Outstanding on December 31, 2021	1,540,141	$2.63	4.51	$–

Schedule of assumptions

Expected volatility	97.04%
Weighted-average volatility	216.98%
Expected dividends	0%
Expected term (in years)	5
Risk-free interest rate	1.26%